Note 6 - Long-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower	December 31, 2025	June 30, 2026
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	27,500,000	26,250,000
Kamsarmax Two Shipping Ltd.	11,600,000	11,120,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	16,200,000	15,300,000
Blessed Luck Shipowners Ltd.	1,915,000	1,470,000
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	11,375,000	10,325,000
Yannis Navigation Ltd. / Troboni Shipping Ltd.	13,500,000	13,000,000
Christos Ultra LP. / Maria Ultra LP,	18,000,000	17,000,000
Aristeidis Shipping Ltd.	3,591,591	3,591,591
	103,681,591	98,056,591
Less: Current portion	(12,275,000)	(21,990,000)
Long-term portion	91,406,591	76,066,591
Deferred charges, current portion	265,735	253,235
Deferred charges, long-term portion	537,314	415,666
Long-term bank loans, current portion net of deferred charges	12,009,265	21,736,765
Long-term bank loans, long-term portion net of deferred charges	90,869,277	75,650,925

Schedule of Maturities of Long-Term Debt [Table Text Block]
To June 30:
2027	21,990,000
2028	16,725,000
2029	8,500,000
2030	25,591,591
2031	17,250,000
Thereafter	8,000,000
Total	98,056,591